Description of Organization and Business Operations (Details Narrative) - USD ($)																			5 Months Ended	6 Months Ended	12 Months Ended
	Aug. 10, 2023	Jul. 13, 2023	Jun. 30, 2023	Jun. 10, 2023	May 10, 2023	Apr. 10, 2023	Mar. 10, 2023	Feb. 10, 2023	Jan. 13, 2023	Dec. 31, 2022	Dec. 15, 2022	Nov. 18, 2022	Nov. 17, 2022	Aug. 01, 2022	Nov. 18, 2021	Nov. 16, 2021	Sep. 07, 2021	Sep. 07, 2021	Dec. 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Mar. 23, 2023	Nov. 16, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction																	2,862,500	2,862,500
Proceeds from issuance initial public offering			$ 111,444,250							$ 111,444,250
Gross proceeds from private placement			5,280,750							5,280,750									$ 5,280,750
Proceeds from stock offering and private placements															$ 116,725,000
Cash			8,086							47,789									715,727	$ 8,086	$ 47,789
Working capital			$ 1,664,841							$ 723,893										$ 1,664,841	$ 723,893
Minimum market value net asset held in trust account, percentage			80.00%							80.00%										80.00%	80.00%
Minimum post-business combination ownership			50.00%							50.00%										50.00%	50.00%
Redeeming, shares			20.00%							20.00%										20.00%	20.00%
Business combination redeem			100.00%							100.00%										100.00%	100.00%
Offering cost																			25,000	$ 25,000	$ 25,000
New issues of shares																				9,604,519
Shares price			$ 10.00							$ 10.00										$ 10.00	$ 10.00
New issues																			115,000,000	$ 98,062,139
Asset, Held-in-Trust			$ 20,670,271							$ 19,706,540										20,670,271	$ 19,706,540
Trust Account balance			20,670,271							19,535,946									$ 116,726,349	20,670,271	19,535,946
Working capital loan outstanding			209,682							0										209,682	0
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares price	$ 10.00
Share Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Asset, Held-in-Trust										$ 19,535,946											$ 19,535,946
Trust Account balance			$ 20,670,271																	$ 20,670,271
Share Holders [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Asset, Held-in-Trust																						$ 20,011,014.13
Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase agreement and selling shareholders consideration description														(i) One Billion Three Hundred and Eighty Million U.S. Dollars ($1,380,000,000), minus (ii) the amount, if any, by which $30,000 (i.e., the target net working capital amount) exceeds the Net Working Capital Amount (but not less than zero) (as defined in the Share Purchase Agreement), minus (iii) the Closing Net Indebtedness amount (as defined in the Share Purchase Agreement), minus (iv) the amount of any Transaction Expenses (as defined in the Share Purchase Agreement), divided by ten dollars ($10.00).
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination redeem			100.00%							100.00%										100.00%	100.00%		100.00%
New issues of shares				1,895,481	1,895,481	1,895,481	1,895,481	1,895,481	1,895,481		1,895,481	1,895,481	1,895,481
New issues				$ 85,297	$ 85,297	$ 85,297	$ 85,297	$ 85,297	$ 85,297		$ 85,297		$ 85,297
Ordinary shares par value			$ 0.0001	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.0001	$ 0.045	$ 0.045	$ 0.045						$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination redeem	100.00%
New issues of shares		1,895,481					1,895,481	1,895,481	1,895,481
New issues		$ 85,297					$ 85,297	$ 85,297	$ 85,297
Ordinary shares par value		$ 0.045					$ 0.045	$ 0.045	$ 0.045
Common Class A [Member] | Share Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
New issues of shares																					9,604,519
Shares price			10.21							10.21										10.21	$ 10.21
New issues																					$ 98,062,139
Common Class A [Member] | Share Holders [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
New issues of shares	678,549
Shares price	$ 10.95
New issues	$ 7,430,111.55
Common Class A [Member] | Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Offering cost														$ 1,380,000,000
Payments to suppliers														$ 30,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction																10,000,000
Sale of Stock, Price Per Share			10.15							$ 10.10						$ 10.00				$ 10.15	$ 10.10
Proceeds from issuance initial public offering																$ 100,000,000
Payments of stock issuance costs																8,304,871
Payments for underwriting expense																$ 4,025,000
Cash held outside of trust account															$ 1,002,730
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction																				10,000,000	10,000,000
Sale of Stock, Price Per Share			10.00																$ 10.00	$ 10.00
Proceeds from issuance initial public offering										$ 100,000,000										$ 100,000,000
Ordinary shares par value			$ 0.0001							$ 0.0001										$ 0.0001	$ 0.0001
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction															1,500,000	1,500,000
Sale of Stock, Price Per Share															$ 10.00
Gross proceeds from sale of options															$ 15,000,000
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction															52,500	475,575
Sale of Stock, Price Per Share															$ 10.00	$ 10.00
Gross proceeds from private placement															$ 5,280,750	$ 4,755,750